                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                  REGISTRATION STATEMENT (NO. 33-32548) UNDER
                           THE SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 40


                                      AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 43


                         VANGUARD INTERNATIONAL EQUITY
                                  INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON SEPTEMBER 17, 2004 PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENTS NOS. 27, 28, 29, 30, 31, 32, 34, 35, 36, 37, 38, and
39).

August 19, 2004



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE "TRUST")
     FILE NO.  33-32548
----------------------------------------------------------------

Commissioners:


Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are filing Post-Effective Amendment No. 40 to the Trust's Registration Statement. The sole purpose of this filing is to extend the pending effective date of the Trust's 39th Post-Effective Amendment. By way of further background:

..    Post-Effective Amendment No. 39 was filed under Rule 485(b)(1)(iii) on July
     22, 2004, for the sole purpose of extending to August 20, 2004, the then-pending effective date of Post-Effective Amendment No. 38.

..    Post-Effective Amendment No. 38 was filed under Rule 485(b)(1)(iii) on June
     24, 2004, for the sole purpose of extending to July 23, 2004, the then-pending effective date of Post-Effective Amendment No. 37.

..    Post-Effective  Amendment No. 37 was filed under Rule 485(b)(1)(iii) on May
     27, 2004, for the sole purpose of extending to June 25, 2004, the then-pending effective date of Post-Effective Amendment No. 36.

..    Post-Effective  Amendment  No. 36 was filed  under Rule  485(b)(1)(iii)  on
     April 29, 2004, for the sole purpose of extending to May 28, 2004, the then-pending effective date of Post-Effective Amendment No. 35.

..    Post-Effective  Amendment  No. 35 was filed  under Rule  485(b)(1)(iii)  on
     April 1, 2004, for the sole purpose of extending to April 30, 2004, the then-pending effective date of Post-Effective Amendment No. 34.

..    Post-Effective  Amendment  No. 34 was filed  under Rule  485(b)(1)(iii)  on
     March 4, 2004, for the sole purpose of extending to April 2, 2004, the then-pending effective date of Post-Effective Amendment No. 32.

..    Post-Effective  Amendment  No. 33 was filed  under Rule  485(b)(1)(iii)  on
     February 18, 2004, for the sole purpose of providing the annual update to the Trust's Registration Statement including audited Financial Statements for the fiscal year ended October 31, 2003.

..    Post-Effective  Amendment  No. 32 was filed  under Rule  485(b)(1)(iii)  on
     February 5, 2004, for the sole purpose of extending to March 5, 2004, the then-pending effective date of Post-Effective Amendment No. 31.

..    Post-Effective  Amendment  No. 31 was filed  under Rule  485(b)(1)(iii)  on
     January 8, 2004, for the sole purpose of extending to February 6, 2004, the then-pending effective date of Post-Effective Amendment No. 30.

..    Post-Effective  Amendment  No. 30 was filed  under Rule  485(b)(1)(iii)  on
     December 11, 2003, for the sole purpose of extending to January 9, 2004, the then-pending effective date of Post-Effective Amendment No. 29.

..    Post-Effective  Amendment  No. 29 was filed  under Rule  485(b)(1)(iii)  on
     November 12, 2003, for the sole purpose of extending to December 13, 2003, the then-pending effective date of Post-Effective Amendment No. 28.

..    Post-Effective  Amendment  No. 28 was filed  under Rule  485(b)(1)(iii)  on
     October 7, 2003, for the sole purpose of extending to November 13, 2003, the then-pending effective date of Post-Effective Amendment No. 27.

..    Post-Effective  Amendment  No. 27 was filed  under Rule  485(a) on July 31,
     2003, for the purpose of adding VIPER Shares to three of the Trust's series. October 14, 2003, was the originally requested effective date for Post-Effective Amendment No. 27.


     The contents of Post-Effective Amendment No. 27 are hereby incorporated by reference into this filing, which we propose to become effective on September 17, 2004. Please contact me at (610) 669-8717 if you have any questions concerning this Amendment or the requested effective date. Thank you.

Sincerely,


THE VANGUARD GROUP, INC.


Sarah Buescher
Senior Counsel

cc: Christian Sandoe, Esquire
U.S. Securities & Exchange Commission

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 19th day of August, 2004.

                                   VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

----------------------------------------------------------------  ------------------------------------------------------
                           SIGNATURE                                           TITLE                       DATE

----------------------------------------------------------------  President, Chairman, Chief          August 19, 2004
                      /S/ JOHN J. BRENNAN                         Executive Officer, and Trustee
                          (Heidi Stam)
                        John J. Brennan*
----------------------------------------------------------------  Trustee                             August 19, 2004
                      /S/ CHARLES D. ELLIS
                          (Heidi Stam)
                       Charles D. Ellis*
----------------------------------------------------------------  Trustee                             August 19, 2004
                       /S/ RAJIV L. GUPTA
                          (Heidi Stam)
                        Rajiv L. Gupta*
----------------------------------------------------------------  Trustee                             August 19, 2004
                   /S/ JOANN HEFFERNAN HEISEN
                          (Heidi Stam)
                    JoAnn Heffernan Heisen*
----------------------------------------------------------------  Trustee                             August 19, 2004
                     /S/ BURTON G. MALKIEL
                          (Heidi Stam)
                       Burton G. Malkiel*
----------------------------------------------------------------  Trustee                             August 19, 2004
                   /S/ ALFRED M. RANKIN, JR.
                          (Heidi Stam)
                     Alfred M. Rankin, Jr.*

----------------------------------------------------------------  Trustee                             August 19, 2004
                     /S/ J. LAWRENCE WILSON
                          (Heidi Stam)
                      J. Lawrence Wilson*

----------------------------------------------------------------  Treasurer, Principal Financial      August 19, 2004
                          (Heidi Stam)                            Accounting Officer
                       Thomas J. Higgins*



* By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.